SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 2,265,248
2026	3,020,330
2027	3,020,330
2028	3,020,330
2029	3,020,330
2030	755,083
Total Intangible Asset Amortization	$ 15,101,651